Portfolio Building Block European Banks Index ETF
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Banking - 99.7%(a)
ABN AMRO Bank NV	12,667	$468,054
AIB Group PLC	47,868	538,144
AL Sydbank A/S	1,206	109,799
Banca Monte dei Paschi di Siena SpA	42,130	437,750
Banco Bilbao Vizcaya Argentaria SA	126,417	3,225,921
Banco BPM SpA	25,236	378,879
Banco Comercial Portugues SA	272,684	296,631
Banco de Sabadell SA(b)	109,596	430,911
Banco Santander SA	326,141	4,182,588
Bank of Ireland Group PLC	21,721	443,035
Bankinter SA(b)	14,683	251,884
Banque Cantonale Vaudoise	626	85,033
Barclays PLC	311,060	2,075,355
BAWAG Group AG	1,789	292,427
BNP Paribas SA	22,015	2,388,551
BPER Banca SpA	32,618	460,023
CaixaBank SA	82,598	1,096,125
Commerzbank AG	16,458	679,207
Credit Agricole SA	25,971	564,480
Danske Bank A/S	14,647	750,177
DNB Bank ASA	19,328	557,145
Erste Group Bank AG	7,096	924,376
FinecoBank Banca Fineco SpA	14,062	373,892
HSBC Holdings PLC	380,487	6,711,375
ING Groep NV	67,658	1,997,753
Intesa Sanpaolo SpA	306,497	2,175,357
Jyske Bank A/S	940	137,394
KBC Ancora SCA(b)	884	81,608
KBC Group NV	5,172	731,579
Lion Finance Group PLC	755	104,537
Lloyds Banking Group PLC	1,323,668	1,978,972
Luzerner Kantonalbank AG	452	57,758
Mediobanca Banca di Credito Finanziario SpA	5,737	120,326
NatWest Group PLC	179,992	1,643,005
Nordea Bank Abp	75,007	1,456,545
Oberbank AG	603	55,380
Raiffeisen Bank International AG	3,170	160,955
Ringkjoebing Landbobank A/S	603	152,739
Skandinaviska Enskilda Banken AB	34,730	750,723
Societe Generale SA	17,253	1,514,753
SpareBank 1 Sor-Norge ASA	5,283	107,101
Sparebanken Norge	2,720	54,405

Standard Chartered PLC	43,940	$1,122,724
Svenska Handelsbanken AB - Class A	30,534	484,971
Swedbank AB - Class A	22,649	887,052
Unicaja Banco SA	21,595	74,143
UniCredit SpA	31,539	2,755,882
Valiant Holding AG	303	61,068
		46,388,492

TOTAL COMMON STOCKS (Cost $44,966,599)		46,388,492

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.57%(c)	136,054	136,054

TOTAL SHORT-TERM INVESTMENTS (Cost $136,054)		136,054

TOTAL INVESTMENTS - 100.0% (Cost $45,102,653)		$46,524,546
Other Assets in Excess of Liabilities - 0.0%(d)		2,551
TOTAL NET ASSETS - 100.0%		$46,527,097

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.